MANAGEMENT LIQUIDITY PLANS (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Working Capital Amount		$ 2,742,006
Company used net cash in operations		(1,711,819)	$ (4,804,778)	$ (5,474,454)	$ (5,801,600)
Cash		1,494,513		1,687,257	$ 1,672,901
Working Capital		$ 906,237		$ 913,741
Proceeds from Issuance or Sale of Equity	$ 1,579,082